CONSOLIDATED STATEMENTS OF CASH FLOWS 2 - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash from operating activities:
Net loss	$ (6,008,901)	$ (6,747,435)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense (recovery)	76,046	(3,217)
Depreciation and amortization	275,346	222,514
Loss on disposal of assets	14,454
Stock based compensation	262,411	351,970
Modification of employee stock options		102,800
Stock issued for services	144,167
PPP loan forgiveness including accrued interest	(1,421,577)
Interest expense related to debt discounts		94,627
Amortization of operating lease right of use asset	250,482	234,001
Changes in assets and liabilities:
Accounts receivable	(611,023)	1,369,949
Contract assets	99,009	1,273,462
Inventory	(185,915)	112,423
Prepaid expenses and other current assets	423,905	379,175
Security deposit	(600,000)
Accounts payable	445,184	(2,042,118)
Accounts payable-related party	(7,700)	(5,091)
Payroll taxes payable	(3,146)	(111,965)
Accrued expenses	(408,692)	697,320
Operating lease obligation	(127,816)	(239,688)
Contract liabilities	523,085	700,892
Deferred revenue	281,303	(621,058)
Net cash used in operating activities	(6,579,378)	(4,231,439)
Cash flows from investing activities:
Purchase of patents/trademarks	(7,435)	(8,185)
Purchase of fixed assets	(545,505)	(279,146)
Net cash used in investing activities	(552,940)	(287,331)
Cash flows from financing activities:
Repayments of line of credit		(27,615)
Repayments of insurance and equipment financing	(353,444)	(260,983)
Repayment of finance lease	(89,618)	(62,931)
Repayment of notes payable		(1,000,000)
Proceeds from PPP loan		1,410,270
Proceeds from equipment financing		121,637
Proceeds from common stock issued		9,253,128
Issuance cost		(1,001,885)
Proceeds from preferred stock issued	4,500,000
Net cash provided by financing activities	4,056,938	8,431,621
Net (decrease) increase in cash	(3,075,380)	3,912,851
Cash, beginning of period	3,969,100	56,249
Cash, end of period	893,720	3,969,100
Supplemental Disclosure of Cash Flow Information:
Interest paid	30,817	33,698
Supplemental Non-Cash Investing and Financing Activities:
Common stock issued for accrued BOD fees		52,500
Lease right of use asset and liability	4,980,104
Notes issued for financing of insurance premiums	$ 363,005	$ 261,626